Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY

NOTE 13:- EQUITY

a.	Rights attached to shares:

An Ordinary share confers upon its holder(s) a right to vote at the general meeting, a right to participate in distribution of dividends, and a right to participate in the distribution of surplus assets upon liquidation of the Company.

b.	Options (series 4):

In February 2013, the Company issued 5,685,000 Ordinary shares and 5,685,000 options (series 4) in consideration of NIS 4,836 ($ 1,239), which were split into the option component in a total of NIS 902 ($ 231) and the share premium component in a total of NIS 3,934 ($ 1,008) based on the fair market value on the TASE following the issuance.

The options were exercisable until February 27, 2017 at an exercise price of NIS 1.5 ($ 0.38) per share. On February 28, 2017, the Company's options (series 4) expired.

c.	Options (series 5):

In October 2013, the Company issued 6,302,000 Ordinary shares and 6,302,000 options (series 5) in consideration of NIS 4,413 ($ 1,131), which were split into the option component in a total of NIS 625 ($ 160) and the share premium component in a total of NIS 3,788 ($ 971) based on the fair market value on the TASE following the issuance.

The options were exercisable at an exercise price of NIS 0.9 ($ 0.23) per share until July 31, 2014 or NIS 1.5 ($ 0.38) per share from August 1, 2014 through October 29, 2017. In October 2017, the Company's options (series 5) expired.

d.	On May 15, 2015, the Company completed a public offering of securities in the United States of American Depositary Shares (ADSs) and warrants. Each ADS represents 40 Ordinary shares of the Company.

Accordingly, on May 12, 2015, the Company allocated 76,400,000 Ordinary shares of the Company to the U.S. public. The Company also allocated 2,038,000 tradable warrants in the U.S., which were exercisable into ADSs for a five year period, until May 15, 2020 at an exercise price of $ 6.25 for each warrant. The immediate gross consideration for the offering amounted to a total of NIS 36,607 ($ 9,382). The offering expenses amounted to a total of NIS 5,576. In addition, in accordance with the underwriting agreement, the Company granted the underwriters 95,500 warrants, under the same terms and conditions as the warrants offered to the public.

At the time of the offering, the Company recorded an increase in equity in respect of shares, totaling NIS 26,417, net (after deduction of offering expenses totaling NIS 4,860) and liability related to the warrants in the amount of NIS 7,398 thousand (offering expenses for warrants totaling NIS 1,197 were recorded as financial expenses). On June 24, 2015, the Company issued an additional 110,000 ADSs to the underwriters in consideration of a total gross amount of NIS 2,069 ($ 530). Issuance expenses amounted to NIS 134. The warrants are measured at their fair value based on their quote price at the end of each reporting date. The Company recorded financial income (expenses) in the amount NIS (7,969), NIS 2,009 and NIS (11,400) in 2017, 2018 and 2019, respectively, for revaluation of these warrants.

e.	In February 2017, the Company issued to a private investor ("the Investor") 33,760,832 Ordinary shares (equivalent to 844,000 NASDAQ listed ADSs) in consideration of NIS 10,905 (approximately $ 2,830). Following the transaction, the Investor held 19.21% of all issued and outstanding share capital of the Company.

f.	On March 30, 2017, the Company issued 6,666,640 Ordinary shares (equivalent to 166,666 NASDAQ listed ADSs) in consideration of NIS 4,482 (approximately $ 1,229).

g.	During May and June 2017, 104,349 warrants were exercised into shares for a total consideration of NIS 2,296 (approximately $ 653).

h.	During July 2017, the Company issued 8,000,000 Ordinary shares (equivalent to 200,000 NASDAQ listed ADSs) in consideration of NIS 7,065 (approximately $ 2,000).

i.	During July and August 2017, 170,644 warrants were exercised into 6,825,760 shares for a total consideration of NIS 3,833 (approximately $ 1,067).

j.	On September 14, 2017, the Company completed a public offering on NASDAQ and issued 66,666,680 Ordinary shares (equivalent to 1,666,666 NASDAQ listed ADSs) in consideration of NIS 33,621 (approximately $ 9,546). Issuance costs amounted to NIS 250 (approximately $ 72).

k.	On June 13, 2019, the Company issued 334,520 Ordinary shares (equivalent to 8,363 NASDAQ listed ADSs) in consideration of NIS 188 (approximately $ 53).

l.	On July 16, 2019, the Company closed a public offering and issued 3,057,466 NASDAQ listed ADSs (equivalent to 122,298,640 Ordinary shares) and 18,298,898 Ordinary shares (equivalent to 457,472 NASDAQ listed ADSs) in consideration of $ 20,000 (approximately NIS 71,300 million) to a number of investors.

As part of this public offering, Angels Investments in High Tech Ltd. ("AIHT") exercised their option to purchase, under the same terms of the public offering, 2,203,640 ADSs and 141,538 Ordinary shares offered in the public offering that were not purchased by other shareholders. In total, the investment through AIHT in this offering was approximately $ 16,670, making AIHT a controlling shareholder (as defined under the Israeli Companies Law) with a holding of about 42% in BiondVax.